Revenue from Contracts with Customers - Performance Obligations (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($)
Disaggregation of Revenue [Line Items]
Variable consideration, percentage constrained	100.00%
Unsatisfied performance obligation	$ 1.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue [Line Items]
Performance obligation, period for recognition	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Performance obligation, percentage of revenue	26.00%
Performance obligation, period for recognition	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Disaggregation of Revenue [Line Items]
Performance obligation, percentage of revenue	74.00%
Performance obligation, period for recognition	12 years 4 months 24 days
Minimum
Disaggregation of Revenue [Line Items]
Payment terms	0 years
Maximum
Disaggregation of Revenue [Line Items]
Payment terms	30 days